Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 10 - Other Current Liabilities

	December 31,
	2016	2015
	U.S. Dollars

Accrued employee compensation and related benefits	7,071	6,634
Commissions	4,351	2,876
Advances from customers and deferred revenues	2,290	1,961
Accrued expenses	2,277	2,446
Accrued warranty costs (1)	1,459	1,448
Government institutions	874	737
Liability in respect of litigation	-	14,600
Current maturities of OCS liability	-	10

	18,322	30,712

(1)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Beginning of year	1,448	1,151	1,304
New warranties	2,438	2,472	2,152
Reductions	(2,427)	(2,175)	(2,305)

Balance at end of year	1,459	1,448	1,151